Components of Net Periodic Benefit Cost (Income) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended		3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2013 U.S. [Member]	Mar. 31, 2012 U.S. [Member]	May 31, 2010 U.S. [Member] Predecessor	Dec. 31, 2010 U.S. [Member] Successor	Dec. 31, 2012 U.S. [Member] Successor	Dec. 31, 2011 U.S. [Member] Successor	Mar. 31, 2013 Non-U.S. [Member]	Mar. 31, 2012 Non-U.S. [Member]	May 31, 2010 Non-U.S. [Member] Predecessor	Dec. 31, 2010 Non-U.S. [Member] Successor	Dec. 31, 2012 Non-U.S. [Member] Successor	Dec. 31, 2011 Non-U.S. [Member] Successor
Components of net periodic benefit cost (income)
Service cost	$ 305	$ 287	$ 1,002	$ 1,307	$ 1,150	$ 1,868	$ 888	$ 803	$ 893	$ 1,426	$ 3,126	$ 3,088
Interest cost	3,052	3,476	6,278	8,973	13,902	14,746	1,710	1,972	2,871	4,032	7,793	7,865
Expected return on plan assets	(4,342)	(3,868)	(6,050)	(8,619)	(15,471)	(16,207)	(949)	(1,003)	(1,460)	(2,051)	(4,027)	(4,036)
Amortization of prior service cost (credit)and recognized actuarial(gain)loss	344	124	1,467		496	19	330	95	70		377	40
Curtailment (gain) settlement					80	(387)				(3,405)	473	50
Other						180				28
Net periodic benefit cost	$ (641)	$ 19	$ 2,697	$ 1,661	$ 157	$ 219	$ 1,979	$ 1,867	$ 2,374	$ 30	$ 7,742	$ 7,007